Interest Expense (Tables)	12 Months Ended
Dec. 31, 2012
Interest Expense [Abstract]
Schedule of Interest Expense

The following is a summary of interest cost incurred during the year ended December 31, 2012, 2011 and 2010:

	December 31,2012		December 31,2011	December 31,2010
	RMB	US$	RMB	RMB
Interest cost capitalized	11,174	1,793	-	-
Interest cost charged to expense	-	-	10,227	8,846
	11,174	1,793	10,227	8,846